Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Affiliate	$ 42,549	$ 4,359	$ 3,853
Non-affiliate	8,388	8,484	7,179
Total revenues	50,937	12,843	11,032
Operating expenses
Operations and maintenance	29,601	26,424	17,854
General and administrative	3,114	1,403	1,402
Depreciation and amortization	5,828	5,544	3,572
Total operating expenses	38,543	33,371	22,828
Operating income (loss)	12,394	(20,528)	(11,796)
Other income (expense)
Interest income	86	75	49
Interest expense	(381)	(138)	(768)
Total other expense	(295)	(63)	(719)
Income (loss) before income tax benefit	12,099	(20,591)	(12,515)
Income tax benefit	(4,009)	(7,758)	(4,705)
Net income (loss)	16,108	(12,833)	(7,810)
Net loss attributable to MLP predecessor	(6,628)	$ (12,833)	$ (7,810)
Net loss attributable to sponsor	(273)
Net income attributable to the partnership	23,009
General Partner [Member]
Other income (expense)
Net income attributable to the partnership	460
Limited Partners [Member] | Common Units [Member]
Other income (expense)
Net income attributable to the partnership	$ 11,278
Earnings per limited partner unit (basic and diluted):
Earnings per limited partner unit (basic and diluted)	$ 0.71
Weighted average limited partner units outstanding (basic and diluted):
Weighted average limited partner units outstanding (basic and diluted)	15,897
Limited Partners [Member] | Subordinated Units [Member]
Other income (expense)
Net income attributable to the partnership	$ 11,271
Earnings per limited partner unit (basic and diluted):
Earnings per limited partner unit (basic and diluted)	$ 0.71
Weighted average limited partner units outstanding (basic and diluted):
Weighted average limited partner units outstanding (basic and diluted)	15,890